Subsequent Events - Summary of Disposal of Treasury Shares (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	Feb. 07, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of Disposal of Treasury Shares [Line Items]
Number of treasury shares		218,833,144	218,833,144	80,745,711
Price of the treasury shares per share (in won)		₩ 100	₩ 100
Aggregate disposal value		₩ 57,017
Classification of assets as held for sale [member]
Disclosure of Disposal of Treasury Shares [Line Items]
Number of treasury shares	324,580
Price of the treasury shares per share (in won)	₩ 46,700
Aggregate disposal value	₩ 15,158
Disposal date	Feb. 09, 2023
Purpose of disposal	Allotment of shares as bonus payment
Method of disposal	Over-the-counter